Post-Employment Benefits (Weighted Average Asset Allocation) (Details)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation (as a percent)	100.00%		100.00%		100.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation (as a percent)	72.20%	[1]	72.10%	[1]	70.70%	[1]
Cash and Short Term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation (as a percent)	27.80%	[2]	27.90%	[2]	29.30%	[2]

[1]	United States government securities, municipal corporate bonds and notes and asset backed securities
[2]	Cash and securities with maturities of one year or less